Offerings - Offering: 1	Jun. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	2,400,000
Proposed Maximum Offering Price per Unit	64.90
Maximum Aggregate Offering Price	$ 155,760,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,846.86
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers additional shares that may become issuable under the Plan (as defined below) by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of common stock. (2) Represents an additional 2,400,000 shares of common stock, par value $0.01 per share, of the Registrant issuable under the Sixth Amended and Restated 2005 Stock Option and Incentive Plan (the "Plan"). The Registrant previously filed (a) a Registration Statement on Form S-8 (No. 333-265707) with respect to a total of 4,500,000 shares issuable under the Registrant's Fifth Amended and Restated 2005 Stock Option and Incentive Plan, (b) a Registration Statement on Form S-8 (No. 333-212108) with respect to a total of 1,000,000 shares issuable under the Registrant's Fourth Amended and Restated 2005 Stock Option and Incentive Plan, (c) a Registration Statement on Form S-8 (No. 333-189362) with respect to a total of 3,000,000 shares issuable under the Registrant's Third Amended and Restated 2005 Stock Option and Incentive Plan, (d) a Registration Statement on Form S-8 (No. 333-143721) with respect to a total of 5,000,000 shares issuable under the Registrant's Amended and Restated 2005 Stock Option and Incentive Plan and (e) a Registration Statement on Form S-8 (No. 333-127014) with respect to a total of 4,375,000 shares issuable under the Registrant's 2005 Stock Option and Incentive Plan. (3) Estimated in accordance with Rule 457(h)(1) and Rule 457(c) under the Securities Act, solely for the purpose of calculating the registration fee. The price of $64.90 per share represents the average of the high and low prices reported for the underlying securities as of June 13, 2025.